Schedule of short- term loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Short term loans	$ 8,999,751	$ 6,964,927
Bank Loans [member]
IfrsStatementLineItems [Line Items]
Bank loans	$ 8,096,627	$ 5,124,658
Borrowings interest rate	3.53%	3.40%
Collateral	Restricted demand deposit Restricted time deposit	Restricted deposit
Bank Loans [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	2.22%	2.30%
Bank Loans [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	5.86%	6.55%
Other Loans [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate		11.64%
Collateral	Guarantee deposit	Guarantee deposit
Bank loans	$ 903,124	$ 1,840,269
Other Loans [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	9.46%	7.57%
Other Loans [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	15.27%	7.86%